FINANCIAL RISK MANAGEMENT - Classification of Loans by Banking and Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management [line Items]
Current loans	S/ 124,673,294	S/ 106,143,913
Current but impaired loans	4,860,128	2,274,182
Loans with delay in payments of one day or more but not internal overdue loans	2,444,834	3,084,977
Internal overdue loans	4,685,569	3,304,886
Total	136,663,825	114,807,958
Commercial loans [Member]
Disclosure of financial risk management [line Items]
Current loans	74,198,115	59,218,904
Current but impaired loans	3,117,852	1,460,816
Loans with delay in payments of one day or more but not internal overdue loans	683,061	1,027,177
Internal overdue loans	1,900,741	1,390,176
Total	79,899,769	63,097,073
Residential mortgage loans [Member]
Disclosure of financial risk management [line Items]
Current loans	18,828,934	17,985,809
Current but impaired loans	376,053	284,279
Loans with delay in payments of one day or more but not internal overdue loans	744,339	868,087
Internal overdue loans	619,052	537,646
Total	20,568,378	19,675,821
Microbusiness loans [Member]
Disclosure of financial risk management [line Items]
Current loans	19,431,050	14,898,270
Current but impaired loans	683,370	247,076
Loans with delay in payments of one day or more but not internal overdue loans	520,062	635,436
Internal overdue loans	1,355,422	973,043
Total	21,989,904	16,753,825
Consumer loans [Member]
Disclosure of financial risk management [line Items]
Current loans	12,215,195	14,040,930
Current but impaired loans	682,853	282,011
Loans with delay in payments of one day or more but not internal overdue loans	497,372	554,277
Internal overdue loans	810,354	404,021
Total	S/ 14,205,774	S/ 15,281,239